Disposal group held for sale and disposal of subsidiaries - Schedule of Results of Disposal of Subsidiary Included in Consolidated Statement of Profit or Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	₨ 132,196	$ 1,409	₨ 97,063	₨ 81,319
Expenses	136,638	1,455	99,014	88,234
(Loss)/ profit before tax	13,620	$ 145	10,034	8,142
ReNew Surya Aayan Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	460		1,623
Expenses	521		1,947
(Loss)/ profit before tax	(61)		(324)
Income tax expense	(1)		(42)
(Loss)/ profit after tax	(60)		(282)
Koppal- Narendra Transmission Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	187		790
Expenses	284		998
(Loss)/ profit before tax	(97)		(208)
Income tax expense	(19)		6
(Loss)/ profit after tax	(78)		(214)
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	2		68
Expenses	4		164
(Loss)/ profit before tax	(2)		(96)
Income tax expense			7
(Loss)/ profit after tax	(2)		(103)
ReNew Sun Bright Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	1,485		2,236
Expenses	1,050		1,466
(Loss)/ profit before tax	435		770
Income tax expense	113		205
(Loss)/ profit after tax	322		565
Gadag Transmission Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	354		264
Expenses	726		294
(Loss)/ profit before tax	(372)		(30)
Income tax expense	(24)		(26)
(Loss)/ profit after tax	₨ (348)		(4)
ReNew Sun Waves Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income			1,899	1,717
Expenses			1,567	1,461
(Loss)/ profit before tax			332	256
Income tax expense			99	66
(Loss)/ profit after tax			233	190
Climate Connect Digital Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income			0	16
Expenses			15	51
(Loss)/ profit before tax			(15)	(35)
(Loss)/ profit after tax			₨ (15)	₨ (35)